Property, Plant and Equipment, Net - Summary of Changes in Cost of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	$ 773.7
Ending balance	1,081.3	$ 773.7
Freehold Land
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.1
Ending balance	6.6	6.1
Buildings
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	39.3
Ending balance	39.2	39.3
Machinery & Equipment
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	605.5
Ending balance	691.7	605.5
Computer Hardware
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	0.6
Ending balance	1.9	0.6
Right-of-use assets
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	3.4
Ending balance	3.4	3.4
Property under construction
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	118.8
Ending balance	338.5	118.8
Gross carrying amount [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,096.5	936.4
Additions	333.3	167.9
Transfers	0.2	0.0
Disposals	(0.2)	(0.6)
Foreign exchange	98.5	(7.2)
Ending balance	1,528.3	1,096.5
Gross carrying amount [member] | Freehold Land
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.1	6.1
Additions	0.0	0.0
Transfers	0.0	0.0
Disposals	0.0	0.0
Foreign exchange	0.5	0.0
Ending balance	6.6	6.1
Gross carrying amount [member] | Buildings
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	65.9	66.5
Additions	0.0	0.0
Transfers	1.6	0.2
Disposals	0.0	(0.3)
Foreign exchange	5.6	(0.5)
Ending balance	73.1	65.9
Gross carrying amount [member] | Machinery & Equipment
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	900.3	828.1
Additions	3.2	3.3
Transfers	121.6	74.7
Disposals	(0.1)	(0.3)
Foreign exchange	77.8	(5.5)
Ending balance	1,102.8	900.3
Gross carrying amount [member] | Computer Hardware
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1.4	1.2
Additions	0.0	0.0
Transfers	1.5	0.2
Disposals	0.0	0.0
Foreign exchange	0.1	0.0
Ending balance	3.0	1.4
Gross carrying amount [member] | Right-of-use assets
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	4.0	1.9
Additions	0.0	0.0
Transfers	0.0	2.0
Disposals	0.0	0.0
Foreign exchange	0.3	0.1
Ending balance	4.3	4.0
Gross carrying amount [member] | Property under construction
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	118.8	32.6
Additions	330.1	164.6
Transfers	(124.5)	(77.1)
Disposals	(0.1)	0.0
Foreign exchange	14.2	(1.3)
Ending balance	$ 338.5	$ 118.8